Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Events after the reporting period (Details) - EUR (€)			12 Months Ended
	Feb. 01, 2023	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [line items]
Redemption of own equity instruments			€ 0	€ 0	€ 0
Purchase of treasury shares (in shares)			713,359,786	524,312,848
Treasury shares, held by the group, as a percentage of issued share capital (in percentage)			1.45%	1.60%	0.164%
New temporary levy on credit institutions | Regulatory framework-related provisions | Spain
Disclosure of non-adjusting events after reporting period [line items]
Additional provisions charged to income statement		€ 225,000,000
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Redemption of own equity instruments	€ 170,203,286
Purchase of treasury shares (in shares)	340,406,572
Treasury shares, held by the group, as a percentage of issued share capital (in percentage)	2.03%